Note 16 - Commitments and Contingencies (Tables)	12 Months Ended
Sep. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
Fiscal Year Ending	Rental Expense	Less, Sublease Income	Net
2014	$1,749,360	$28,250	$1,721,110
2015	1,728,190	-	1,728,190
2016	1,533,440	-	1,533,440
2017	1,323,580		1,323,580
Thereafter	2,118,310	-	2,118,310
	$8,452,880	$28,250	$8,424,630